Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest
Net loss attributable to WISeKey International Holding Ltd	$ (8,356)	$ (23,216)	$ (15,213)
Net transfers (to) from noncontrolling interest	2,284	9,770	(147)
Change from net loss attributable to WISeKey International Holding Ltd's shareholders and transfers (to) from noncontrolling interest	(6,072)	(13,446)	(15,360)
SEALSQ Corp
Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest
Net transfers (to) from noncontrolling interest	$ 1,973	$ 9,812	$ (147)
Number of subsidiary shares sold	91,485,610	84,592,712	9,445,607
SEALCOIN AG
Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest
Net transfers (to) from noncontrolling interest	$ 215
Number of subsidiary shares sold	3,333,333	0	0
WiSeSat.Space AG
Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest
Net transfers (to) from noncontrolling interest	$ 96
Number of subsidiary shares sold	870	0	0
WISe.ART AG
Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest
Net transfers (to) from noncontrolling interest		$ (42)
Number of subsidiary shares sold	0	14,286	0